Fees Summary	Mar. 23, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 234,000
Previously Paid Amount	0.00
Total Fee Amount	32.32
Total Offset Amount	0.00
Net Fee	32.32
Narrative - Max Aggregate Offering Price	$ 234,000
Final Prospectus	true